Consolidated Balance Sheets (Parenthetical) (EUR €)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Common stock, par value	€ 2.25	€ 2.25
Common stock, shares authorized	400,000,000	400,000,000
Common stock, shares issued	239,871,221	238,588,630
Treasury stock, shares	154,813	154,813